Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
Acquisitions

Kamaroopin
On December 23, 2022, the Group entered a memorandum of understanding with the controlling shareholder of Kamaroopin, indicating its intention to acquire the remaining 60% interest and enter a business combination with Kamaroopin. The acquisition is structured as a combination between cash and equity consideration.
The business combination with Kamaroopin enables the Group to expand and complement its platform of investment funds in growth equity and venture capital by adding investment expertise in startups and early-stage companies.
Subsequent to the closing of the transaction, the Group owns 100% of Kamaroopin and will account for the investment in Kamaroopin as a subsidiary to be consolidated into the Group, being a business combination achieved in stages after initially acquiring 40% of Kamaroopin as an associate on February 1, 2022 as disclosed under note 12(c). The Group and the selling shareholders agreed to waive the option arrangements included in the purchase agreement of 40% interest of Kamaroopin to complete the second tranche of the acquisition. The acquisition date carrying value of the Group’s previously held equity interest in the acquiree will be remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.
The consideration structure consists of an upfront cash payment (US$1.7 million), equity consideration in the form of Class A common shares, due 30 days after the anniversary of the closing (US$9.6 million), contingent consideration to be settled in cash dependent on the future performance of Kamaroopin (US$3.8 million) and contingent consideration to be settled in 2027 with equity consideration in the form of Class A common shares and dependent on achieving certain fundraising objectives (range between US$3.8 million and US$9.6 million).
Consideration for the second stage acquisition of Kamaroopin will be settled in Class A common shares that are subject to a 3 to 5 year lock-up period.
At the date the financial statements were authorized for issue, the Group had not yet completed the accounting for the acquisition of Kamaroopin’s remaining 60% interest. In particular, the independent valuations to determine the fair values of the assets and liabilities acquired have not been completed. Upon conclusion of the initial accounting for the business combination, the following required disclosures will be made:
•acquisition-date fair value of each major class of assets acquired and liabilities assumed
•acquisition-date fair value of each major class of consideration transferred, including contingent considerations
•fair value of any goodwill acquired including tax implications
•fair value of any contingent liabilities assumed
•fair value of non-controlling interests
•acquisition related costs
•pro-forma income statement of the acquiree since January 1, 2023
The transaction has closed in April 2023.
The financial effects of the above transaction did not have an impact on the consolidated financial statements as of and for the year ended December 31, 2022.
Blue Macaw
On February 3, 2023, the Group entered into an agreement for the proposed 100% acquisition for US $4.8 million (BRL 25 million) of Blue Macaw Gestora De Recursos Ltda. (“Blue Macaw”), an investment manager located in Brazil focusing on infrastructure and real estate investment in Latin America.
At the date the financial statements were authorized for issue, the Group had not yet completed the accounting for the acquisition of Blue Macaw. In particular, the independent valuations to determine the fair values of the assets and liabilities acquired have not been completed. Upon conclusion of the initial accounting for the business combination, the following required disclosures will be made:
•acquisition-date fair value of each major class of assets acquired and liabilities assumed
•acquisition-date fair value of each major class of consideration transferred, including contingent considerations
•fair value of any goodwill acquired including tax implications
•fair value of any contingent liabilities assumed
•fair value of non-controlling interests
•acquisition related costs
•pro-forma income statement of the acquiree since January 1, 2023
At the date the audited consolidated financial statements were authorized for issue, the transaction has closed.
The financial effects of the above transaction did not have an impact on the consolidated financial statements as of and for the year ended December 31, 2022.
The financial effects of the above transaction did not have an impact on the audited consolidated financial statements as of and for the year ended December 31, 2022.
Related party transaction
The Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund Private Equity Fund V (PE V) in Lavoro Agro Limited (“Lavoro”) for approximately $8.2 million. Lavoro was a private equity investment of PE V prior to going public and entering into a business combination (closed February 28, 2023) with an independent SPAC entity, TPB Acquisition Corporation I.
Dividends
On February 9, 2023 the board of directors approved a dividend of US$ 0.308 per share (US$ 45.3 million) which was paid in March 2023.
After December 31, 2022 and up until the date of authorization for issuance of the audited consolidated financial statements, there were no further significant events that occurred after the reporting period for disclosure.